MFS® California Municipal Bond Fund
MFS® California Municipal Bond Fund Summary of Key Information
Investment Objective

The fund’s investment objective is to seek total return with an emphasis on income exempt from federal income tax and personal income tax, if any, of California, but also considering capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® California Municipal Bond Fund	A		B	C	I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® California Municipal Bond Fund		A	B	C	I
Management Fee		0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses		0.88%	1.63%	1.63%	0.63%
Fee Reductions and/or Expense Reimbursements	[1]	(0.15%)	(0.13%)	none	none
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.73%	1.50%	1.63%	0.63%
[1]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A service fee to 0.10% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2017. For one year from the date of purchase of Class B shares, assets attributable to such Class B shares are subject to the Class B service fee of 0.25% of the class' average daily net assets annually. On assets attributable to all other Class B shares, MFS Fund Distributors, Inc., has agreed in writing to waive the Class B service fee to 0.10% of the class' average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least July 31, 2017.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® California Municipal Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	496	679	878	1,450
B	553	802	1,074	1,721
C	266	514	887	1,933
I	64	202	351	786

Expense Example No Redemption - MFS® California Municipal Bond Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	153	502	874	1,721
C	166	514	887	1,933

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests, under normal market conditions, at least 80% of its net assets in securities and other investments, the interest on which is exempt from federal income tax and personal income tax, if any, of California. Interest from the fund’s investments may be subject to the federal alternative minimum tax. MFS (Massachusetts Financial Services Company, the fund’s investment adviser) may also invest the fund’s assets in taxable instruments, including municipal instruments of other states.

MFS normally invests the fund’s assets primarily in municipal instruments.

MFS may invest 25% or more of the fund’s assets in municipal instruments that finance similar projects, such as those relating to education, healthcare, housing, utilities, water or sewers. Municipal instruments whose interest is exempt from federal and state personal income tax include instruments issued by U.S. territories and possessions (such as Puerto Rico, Guam, and the U.S. Virgin Islands) and their political subdivisions and public corporations.

MFS primarily invests the fund’s assets in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.

MFS invests a large percentage of the fund’s assets in municipal instruments of California.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, structured securities, inverse floating rate instruments, and swaps.

MFS uses a bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative models that systematically evaluate instruments may also be considered. In structuring the fund, MFS may also consider top-down factors.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

The credit quality of, and the ability to pay principal and interest when due by, an issuer of a municipal instrument depends on the credit quality of the entity supporting the municipal instrument, how essential any services supported by the municipal instrument are, the sufficiency of any revenues or taxes that support the municipal instrument, and/or the willingness or ability of the appropriate government entity to approve any appropriations necessary to support the municipal instrument.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Geographic Focus Risk:  The fund’s performance will be closely tied to the economic and political conditions in California, and can be more volatile than the performance of a more geographically diversified fund. In addition, the fund’s performance can also be tied to the economic and political conditions of other states and U.S. territories and possessions. These conditions may include constitutional or statutory limits on an issuer’s ability to raise revenues or increase taxes, anticipated or actual budget deficits or other financial difficulties, or changes in the credit quality of municipal issuers in the state, other states, or U.S. territories and possessions.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

The total return for the six-month period ended June 30, 2016, was 5.41%. During the period(s) shown in the bar chart, the highest quarterly return was 10.24% (for the calendar quarter ended September 30, 2009) and the lowest quarterly return was (6.08)% (for the calendar quarter ended December 31, 2010).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2015)
Average Annual Returns - MFS® California Municipal Bond Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	(0.23%)	5.59%	4.04%
C	C Shares Returns Before Taxes	2.61%	5.75%	3.73%
I	I Shares Returns Before Taxes	4.67%	6.83%	4.78%
A	A Shares Returns Before Taxes	0.12%	5.80%	4.23%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	0.12%	5.80%	4.22%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.60%	5.42%	4.20%
Barclays Municipal Bond Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Barclays Municipal Bond Index	3.30%	5.35%	4.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.